Right of use assets - (Details 1) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	₨ 492,042	$ 6,491	₨ 430,026
Non-current lease liabilities	1,715,361	$ 22,628	1,772,623
Total	₨ 2,207,403		₨ 2,202,649	₨ 1,826,210